REVERSE RECAPITALIZATION	3 Months Ended
Feb. 28, 2026
REVERSE RECAPITALIZATION
REVERSE RECAPITALIZATION

4.REVERSE RECAPITALIZATION

On July 30, 2025, and as amended on September 29, 2025, Eagle Energy, SVII, and the Company entered into the BCA. Pursuant to the BCA, on February 24, 2026, the Company, Eagle Energy, and SVII completed a business combination through which each of Eagle Energy and SVII amalgamated with a wholly owned subsidiary of the Company domiciled in Nevada and the Cayman Islands, respectively, with Eagle Energy and SVII surviving the amalgamations.

Under the BCA, former shareholders of nonredeemable common stock of Eagle Energy received 18,888,289 shares of common stock in the Company, representing a consolidation on a 5.8349:1 basis. The former shareholder of redeemable common stock of Eagle Energy received 2,750,000 shares of common stock in the Company, representing a consolidation on a 5.8:1 basis. Reported shares of common stock, weighted average number of shares outstanding, and loss per share available to the Company’s common stock, prior to the de-SPAC transaction, have been retroactively restated to reflect the exchange ratio established in the BCA. Amounts in common stock and additional paid-in capital were recast for reallocation, in order to reflect the par value of shares post-consolidation.

Concurrently, former shareholders of SVII received 3,630,051 shares of common stock in the Company, representing a one-for-one exchange of Class A and Class B ordinary shares of SVII. The Company also issued 2,299,982 shares of common stock to holders of 23,000,000 rights of SVII, which were converted into shares of SVII on a 10:1 basis upon the consummation of a business combination by SVII. A total of 5,930,033 shares of common stock are retained by former shareholders of SVII.

Upon completion of the de-SPAC transaction, the Company also issued 300,000 shares of common stock to a service provider in consideration for transaction costs associated with the de-SPAC transaction, and was included in additional paid-in capital of the Company.

Concurrently with the completion of the de-SPAC transaction, the Company also issued 29,700 shares of Series A Cumulative Convertible Preferred Stock, which are initially convertible into common stock on a 1-to-84.18 basis, and 2,500,000 PIPE warrants, and received $29,700,000 from a PIPE financing (Note 12).

Concurrently with the completion of the de-SPAC transaction, the Company also issued 1,710,991 shares of common stock to Aurora Energy Metals Ltd. (“Aurora Energy”) for the acquisition of Oregon Energy (Note 5).

Upon completion of the de-SPAC transaction, the Company also assumed 18,500,000 warrants of SVII (Note 12). The Company also issued 2,422,133 warrants (Note 12) to the sponsor of SVII (the “SVII Sponsor”) in exchange for settlement of $2,422,133 of loans owed by SVII to the SVII Sponsor, at $1.00 per warrant, which has been accounted for as a capital transaction with a shareholder of the Company.

In addition, in accordance with the BCA, certain former shareholders of Eagle Energy will have the contingent right to receive, in aggregate, 1,500,000 shares of common stock (the “Earnout Shares”), if at any time before February 24, 2031 (the “Earnout Period”), the VWAP (as defined in the BCA) of the shares of common stock of the Company equals or exceeds $16.00 for any 20 trading days within a period of 30 consecutive trading days (the “Earnout Target”), or if a change of control transaction occurs during the Earnout Period, and the Earnout Target was not already met. The Company evaluated the Earnout Shares under ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, and concluded the Earnout Shares meet the definition of an equity instrument, and accordingly will be accounted for as part of additional paid-in capital.

Immediately following the completion of the de-SPAC transaction, the former holders of Eagle Energy shares had a 67.45% ownership interest of the Company, inclusive of conversion impact of the Series A Cumulative Convertible Preferred Stock. As a result of the de-SPAC transaction, the former shareholders of Eagle Energy acquired control of the Company, thereby constituting a reverse recapitalization.

The de-SPAC transaction was accounted for as a capital transaction of Eagle Energy and equivalent to the issuance of shares by Eagle Energy for the net assets of SVII and the Company, accompanied by a recapitalization, as SVII did not qualify as a business according to the definition of ASC 805, and met the definition of a non-operating public shell. The Company was determined to be a vehicle through which the reverse recapitalization is effected. As a result, the transaction has been accounted for as a reverse recapitalization with Eagle Energy being identified as the acquirer, and SVII and the Company being treated as the accounting acquiree. Eagle Energy is the continuing entity.

Immediately following the de-SPAC transaction, the board of directors of the Company consisted of five members, four of whom were designated by Eagle Energy and one designated by SVII. In addition, the senior management of Eagle Energy became the senior management of the Company.

The following summarizes the common stock outstanding immediately following the de-SPAC transaction, on February 24, 2026:

	Number of shares	%
SVII Public Shareholders(1)	1,101,717	3.44%
SVII Rights Conversion	2,299,982	7.17%
SVII Founders(2)	2,528,334	7.88%
Total SVII	5,930,033	18.49%
Eagle Energy Shareholders	21,638,289	67.45%
Aurora Energy	1,710,991	5.33%
Shares Issued for Transaction Costs	300,000	0.94%
Total Common Stock at Closing	29,579,313	92.21%
Series A Cumulative Convertible Preferred Stock, As Converted	2,500,000	7.79%
Total Shares	32,079,313	100.00%
(1)	Includes 691,666 shares of common stock transferred by SVII Sponsor to certain SVII Public Shareholders in accordance with a non-redemption agreement among the parties.
(2)	Includes SVII Sponsor and former independent directors of SVII. Excludes 691,666 shares of common stock transferred in accordance with a non-redemption agreement.

A reconciliation of net contributions from reverse recapitalization is as follows:

Cash	$4,894,595
Less: transaction costs	(2,916,782)
Proceeds from the reverse recapitalization	$1,977,813

Net liabilities assumed by the Company:
Prepaid expenses	$24,284
Accounts payable and accrued liabilities	(10,913)
Promissory notes payable	(2,422,133)
Net assets (liabilities)	$(2,408,762)

Add: conversion of promissory notes to warrants	$2,422,133
Net contributions from reverse recapitalization	$1,991,184

A reconciliation of cash assumed on reverse recapitalization is as follows:

Proceeds from the reverse recapitalization	$1,977,813
Add: transaction costs not paid from de-SPAC proceeds	48,689
Less: Cash disbursed for prepaid expenses from de-SPAC proceeds	(87,045)
Cash assumed on reverse recapitalization	$1,939,457

Lock-up agreement

In connection with the de-SPAC transaction, SVII Sponsor and certain other shareholders of the Company entered into a lock-up agreement, and agreed to certain transfer and lock-up restrictions of the Company’s common stock, which would terminate 180 days after February 24, 2026, subject to certain exclusions, such as in the event of a liquidation, merger, stock exchange, or other similar transaction that results in all of the Company’s stockholders having the right to exchange their equity for cash, securities or other property.

Registration rights agreement

In connection with the de-SPAC transaction, on February 24, 2026, the Company, SVII Sponsor, and certain stockholders of the Company entered into an Amended and Restated Registration Rights Agreement, pursuant to which, among other things, those stockholders will be granted customary registration rights with respect to the securities of the Company that they hold.

Indemnification agreements

In connection with the de-SPAC transaction, on February 24, 2026, the Company entered into indemnification agreements with each of its directors and executive officers. Each indemnification agreement provides for indemnification and advancements by the Company of certain expenses, including attorney’s fees, judgments, fines, and settlement amounts incurred by a director or executive officer in any action or proceeding arising out of their services as one of the Company’s directors or executive officers or as a director or executive officer of any other company or enterprise to which the person provides services at the Company’s request.